Earnings per share	12 Months Ended
Feb. 28, 2022
Earnings Per Share [Abstract]
Earnings per share
30	Earnings per share

The basic earnings per share is calculated as the Group’s profit for the year attributable to equity holders of the Group divided by the weighted average number of ordinary shares of the Group in issue during the year.

The Group had no potentially dilutive ordinary shares in issue during the year.  The warrants are antidilutive.

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Profit for the year attributable to equity holders of the Group	33,427,019	45,252,712	13,580,791

	No. of shares	No. of shares	No. of shares
Weighted average number of ordinary shares in issue during the year	76,769,691	60,956,752	3,333,433

	US$	US$	US$
Basic and diluted earnings per share	0.44	0.74	4.07